Red Oak Technology Select Fund
RED OAK TECHNOLOGY SELECT FUND SUMMARY
Investment Goal
The Fund seeks long-term capital growth.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Red Oak Technology Select Fund
Management Fees		0.74%
Other Expenses		0.58%
Total Annual Fund Operating Expenses		1.32%
Less Fee Waivers and Expense Reimbursements	[1]	none
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.32%
[1]	The Adviser has contractually agreed for a period of one year from the date of this Prospectus to waive all or a portion of its fee for the Fund (and to reimburse expenses to the extent necessary) in order to limit Fund total operating expenses to an annual rate of not more than 1.35% of average daily net assets. This contractual fee waiver may only be terminated by the Board of Trustees of the Trust.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Red Oak Technology Select Fund	134	418	723	1,588

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.
Principal Investment Strategy of the Fund

The Fund invests primarily in common stocks of companies which produce, design, or market technology products or services; rely extensively on technology in their product development or operations; or which the Adviser expects to benefit from technological advances and improvements. The Fund is “non-diversified,” and the Adviser expects to hold securities of a relatively small number of companies in the portfolio, thus increasing the importance of each holding. In addition, the Fund has adopted a policy to concentrate its investments (invest at least 25% of its assets) in technology companies which develop, produce or distribute products or services related to computers, semi-conductors and electronics, but will regularly invest in these and other technology companies well in excess of this amount, as further described below. The Fund invests primarily in U.S. common stocks, but may, to a lesser extent, invest in foreign common stocks and American Depositary Receipts (“ADRs”) that meet the investment criteria of the Fund.

The Adviser identifies what it believes to be the most attractive areas within technology and then narrows its search to individual stocks. The Adviser generally does not base stock selections on a company’s size, but rather on assessment of its fundamental outlook. As a result, the Fund may own stocks of smaller capitalization companies.

The Adviser invests with a long-term focus and seeks to keep the Fund’s portfolio turnover to a minimum relative to its peers. The Adviser may sell a security if the reason for its original purchase changes or when it believes better opportunities are available among technology companies.

The Fund has adopted a policy that it will invest at least 80% of its net assets, under normal circumstances, in equity securities of companies operating in the technology sector, as determined by the Adviser. This policy may be changed by the Fund upon 60 days’ notice to shareholders.

Principal Risks of Investing in the Fund

The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

Concentration Risk: Because the Fund may invest a significant portion of its assets in securities issued by companies conducting business in industries within or related to technology, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry. The prices of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems related to bringing products to market and rapid obsolescence of products. Some technology companies may be regarded as developmental stage companies, without revenues or operating income, or near-term prospects for them.

Foreign Securities Risk: The risk that investing in securities of foreign (non-U.S.) companies may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline. ADRs are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of ADRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk.

Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Risk: The risk that a strategy used by the Adviser may fail to produce the intended results.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Mid Cap Risk: Mid cap stock risk is the risk that stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Non-Diversification Risk: The Fund is non-diversified, which means that a significant portion of the Fund’s assets may be invested in the securities of a single company or a smaller number of companies than a diversified mutual fund. An investment in the Fund could fluctuate in value more than an investment in a diversified fund.

Small Cap Risk: Small-cap companies may be more vulnerable than large-cap and mid-cap companies to adverse business or economic developments. Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the Fund’s performance from calendar year to calendar year.

BEST QUARTER	WORST QUARTER
24.84%	-38.73%
06/30/2009	06/30/2002

Average Annual Total Returns
This table compares the Fund’s average annual total returns for the periods ended December 31, 2011 to those of the NASDAQ 100 Index.
Average Annual Total Returns Red Oak Technology Select Fund		1 Year	5 Years	10 Years	Since Inception		Inception Date
Fund Returns Before Taxes		2.77%	5.03%	(0.32%)	(0.56%)	[1]	Dec. 31, 1998
Fund Returns After Taxes on Distributions	[2]	2.77%	5.03%	(0.32%)	(0.56%)	[1]	Dec. 31, 1998
Fund Returns After Taxes on Distributions and Sale of Fund Shares	[2]	1.80%	4.33%	(0.27%)	(0.48%)	[1]	Dec. 31, 1998
NASDAQ 100 Index (reflects no deduction for fees, expenses, or taxes)		3.60%	6.04%	4.25%	2.06%	[1]	Dec. 31, 1998
[1]	The Fund's inception date is 12/31/98.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.